CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (511,714)	$ (164,237)	$ (64,713)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization of deferred charges	87,003	81,578	76,333
Impairment loss (Note 5)	442,274	0	0
Amortization of financing costs (Note 10)	1,455	1,503	1,364
Amortization of free lubricants benefit	0	(15)	(85)
Compensation cost on restricted stock (Note 9(d))	8,232	8,313	8,279
Actuarial gain/(loss)	109	(84)	1,016
Gain from insurance recoveries, net of other loss (Note 5)	(10,879)	0	0
Gain on shipbuilding contract termination	0	(278)	0
Loss from equity method investments, net of dividends (Note 3)	5,607	56,377	5,133
(Increase) / Decrease in:
Receivables	966	(1,391)	1,871
Due from related parties	(141)	3,334	2,070
Inventories	90	391	1,062
Prepaid expenses and other assets	142	620	(349)
Increase / (Decrease) in:
Accounts payable	1,382	(2,391)	(739)
Due to related parties	246	(39)	(217)
Accrued liabilities, net of accrued preferred dividends	2,512	(715)	437
Deferred revenue	2,385	(1,592)	(865)
Other liabilities	162	117	(643)
Drydock costs	(6,418)	(2,489)	(6,009)
Net cash provided by / (used in) Operating Activities	23,413	(20,998)	23,945
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction (Note 5)	(125,781)	(50,911)	(155,352)
Proceeds from vessel sale, net of expenses (Note 5)	2,032	0	0
Proceeds from insurance contract, net of expenses (Note 5)	11,362	0	0
Proceeds from sale of investment (Note 3)	158	0	0
Proceeds from shipbuilding contract termination (Notes 5)	0	9,413	0
Cash dividends from investment in Diana Containerships Inc. (Note 3(a))	0	96	193
Loan to Diana Containerships Inc. (Note 4(b))	(40,000)	0	0
Joint venture investment (Note 3(b))	0	0	(267)
Payments for plant, property and equipment (Note 6)	(104)	(217)	(211)
Net cash used in Investing Activities	(152,333)	(41,619)	(155,637)
Cash Flows from Financing Activities:
Proceeds from long-term debt (Note 7)	57,240	39,265	441,173
Proceeds from issuance of common stock, net of expenses (Note 9(c))	77,311	0	0
Cash dividends on preferred stock	(5,769)	(5,769)	(5,769)
Payments for repurchase of common stock (Note 9(e))	0	0	(2,673)
Financing costs	(31)	(466)	(5,482)
Loan payments (Note 7)	(55,164)	(42,489)	(321,240)
Net cash provided by / (used in) Financing Activities	73,587	(9,459)	106,009
Net decrease in cash, cash equivalents and restricted cash	(55,333)	(72,076)	(25,683)
Cash, cash equivalents and restricted cash at beginning of the year	121,142	193,218	218,901
Cash, cash equivalents and restricted cash at end of the year	65,809	121,142	193,218
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	40,227	98,142	171,718
Restricted cash	25,582	23,000	21,500
Cash, cash equivalents and restricted cash at end of the year	65,809	121,142	193,218
SUPPLEMENTAL CASH FLOW INFORMATION
Related party loan reduction in exchange for preferred shares (Note 4(b))	3,000	0	0
Interest, net of amounts capitalized	$ 24,503	$ 19,265	$ 13,048